Cover	Nov. 08, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2024
Entity File Number	001-41529
Entity Registrant Name	SPRING VALLEY ACQUISITION CORP. II
Entity Central Index Key	0001843477
Entity Tax Identification Number	98-1579063
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2100 McKinney Ave.
Entity Address, Address Line Two	Suite 1675
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	308-5230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unitseachconsistingofone Class Aordinarysharedollar 00001parvalueonerightandonehalfofoneredeemablepublicwarrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, one right and one-half of one redeemable public warrant
Trading Symbol	SVIIU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SVII
Security Exchange Name	NASDAQ
Rightsincludedaspartoftheunitstoacquireonetenth 110ofoneshareof Class Aordinaryshare [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights included as part of the units to acquire one-tenth (1/10) of one share of Class A ordinary share
Trading Symbol	SVIIR
Security Exchange Name	NASDAQ
Redeemablepublicwarrantsincludedaspartoftheunitseachwholewarrantexercisableforone Class Aordinaryshareatanexercisepriceofdollar 11. 50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable public warrants included as part of the units; each whole warrant exercisable for one Class A ordinary share at an exercise
Trading Symbol	SVIIW
Security Exchange Name	NASDAQ